Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other - Components of Collateral and Commiments (Details) - BRL (R$) R$ in Millions		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Collateral given for own liabilities		R$ 606.3	R$ 1,051.5
Other commitments		842.7	754.3
		1,449.0	1,805.8
Commitments with suppliers (i)	[1]	11,096.3	4,019.2
Commitments - Bond 2017			300.0
		R$ 11,096.3	R$ 4,319.2

[1]	Variation refers, mainly, a new contracts with a new suppliers of aluminum in 2017.